FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

25FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value hierarchy

The following table presents the fair value of the Group’s financial instruments measured at the end of the period presented on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13, Fair value measurement. The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

•Level 1 valuations: Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•Level 2 valuations: Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available.

•Level 3 valuations: Fair value measured using significant unobservable inputs.

The following table presents the Group’s financial assets and liabilities that are measured at fair value as of June 30, 2026:

	As of June 30, 2026
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	254,704	23,015	2,293	229,396

25FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

For the periods presented, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of the periods presented in which they occur.

Financial instruments in level 2

Financial assets at FVTPL in Level 2

The fair value of the financial assets in Level 2 is determined based on the unit price published on the counterparty bank’s or financial institution’s websites. The published unit price is the unit price at which a holder could redeem the fund units at the end of each period presented.

Financial assets at FVTPL in Level 2 consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Aggregate cost basis	82,323	2,293
Gross unrealized holding gain	61,929	—
Aggregate fair value	144,252	2,293

The tables below reflect the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the reporting period presented:

	For the six months ended June 30, 2026
	January 1,			Included in		June 30,
	2026	Purchase	Sell	earnings	FX impact	2026
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	144,252	35,001	(175,387)	1,171	(2,744)	2,293

Financial instruments in level 3

Financial assets at FVTPL in Level 3

Financial instruments in level 3 assets at FVTPL represented equity investments in unlisted private funds. The fair values of the private funds in Chinese Mainland and one of the overseas private funds are determined by using the recent transaction approach, under which, the significant unobservable input is recent transaction prices. The fair value changes for these funds were inconsequential for the six months ended June 30, 2026.

25FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Fair value hierarchy (Continued)

The fair value of the other overseas private fund is determined based on the net asset values of the investments in unlisted private funds reported to the limited partners by the general partners at the end of the reporting period. The quantitative information of the significant unobservable input and description of valuation techniques used in Level 3 fair value measurement for the overseas fund, including the description of the sensitivity to changes in unobservable inputs for recurring Level 3 fair value measurements, are as follows:

Sensitivity of
				Range	fair value
				(weighted	to changes in
	Fair value as of	Valuation	Unobservable	average,	unobservable
Description	June 30, 2026	techniques	input	if applicable)	inputs
	RMB’000				RMB’000
Financial assets measured at FVTPL
– Investments in private funds	72,863	Net asset value approach	Net asset value	+/- 5%	3,643

The table below reflects the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the period presented:

	For the six months ended June 30, 2026
	January 1,			Included in		June 30,
	2026	Purchase	Sell	earnings	FX impact	2026
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	151,309	74,862	—	5,699	(2,474)	229,396

(i)Fair value of financial assets and liabilities carried at other than fair value

The carrying amounts of the Group’s financial instruments carried at cost or amortized cost are not materially different from their fair values as of December 31, 2025 and June 30, 2026, respectively.